Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 34,642	$ 21,893
Accounts receivable, net
Oil and gas sales	26,568	19,292
Joint interest owners	5,267	11,314
Other	6,061	15,170
Commodity derivative assets	24,100	124,207
Other current assets	2,684	2,298
Total current assets	99,322	194,174
Oil and gas properties, net, at cost under the successful efforts method	1,743,588	1,635,766
Other property, plant and equipment, net	2,996	3,873
Commodity derivative assets	34,744	93,302
Other assets	6,050	8,039
Total assets	1,886,700	1,935,154
Current liabilities
Trade accounts payable	36,527	7,467
Oil and gas sales payable	28,339	32,408
Accrued liabilities	25,707	27,011
Commodity derivative liabilities	14,650	11
Other current liabilities	2,584	679
Total current liabilities	107,807	67,576
Long-term debt	724,009	837,654
Deferred revenue	7,049	11,417
Commodity derivative liabilities	1,209
Asset retirement obligations	19,458	20,301
Liability under tax receivable agreement	43,045	38,052
Other liabilities	792	330
Deferred tax liabilities	2,905	22,972
Total liabilities	906,274	998,302
Mezzanine equity
Series A preferred stock, $0.001 par value; 1,840,000 shares issued and outstanding at December 31, 2016 and no shares issued and outstanding at December 31, 2015	88,975
Stockholders' equity
Treasury stock, at cost: 22,602 shares at December 31, 2016 and December 31, 2015	(358)	(358)
Additional paid-in-capital	447,137	363,723
Retained (deficit) / earnings	(8,652)	36,569
Stockholders' equity	438,214	399,996
Non-controlling interest	453,237	536,856
Total stockholders' equity	891,451	936,852	$ 853,350	$ 624,124
Total liabilities and stockholders' equity	1,886,700	1,935,154
Class A common stock
Stockholders' equity
Common stock	57	31
Class B common stock
Stockholders' equity
Common stock	$ 30	$ 31